GOODWILL AND INTANGIBLE ASSETS - Goodwill by Reporting Unit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Balance at the beginning of the period	$ 1,239,839	$ 1,245,012
Additions	0	3,553
Foreign Exchange Translation	30,948	(8,726)
Other	(255)	0
Balance at the end of the period	$ 1,270,532	$ 1,239,839